Financial Instruments with Off-Balance Sheet Risk (Summary of Financial Instrument Commitments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments to Grant Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 42,619	$ 38,776
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	4,661	6,245
Outstanding Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 2,586	$ 1,703